Offsetting Financial Assets and Financial Liabilities (Summary of Offsetting Financial Assets and Financial Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	$ 350,970	$ 305,424
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	20,920	19,146
Net amount of financial instruments presented in the Consolidated Balance Sheet	330,050	286,278
Amounts subject to an enforceable master netting agreement	67,366	63,753
Collateral	231,444	198,330
Net Amount	31,240	24,195
Gross amounts of recognized financial instruments before balance sheet netting	321,426	289,414
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	20,920	19,146
Net amount of financial instruments presented in the Consolidated Balance Sheet	300,506	270,268
Amounts subject to an enforceable master netting agreement	67,366	63,753
Collateral	227,061	199,221
Net Amount	6,079	7,294
Derivatives financial liabilities [member]
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	81,165	70,256
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	1,809	1,888
Net amount of financial instruments presented in the Consolidated Balance Sheet	79,356	68,368
Amounts subject to an enforceable master netting agreement	45,857	42,849
Collateral	28,537	19,903
Net Amount	4,962	5,616
Obligations related to securities sold under repurchase agreement [member]
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	240,261	219,158
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	19,111	17,258
Net amount of financial instruments presented in the Consolidated Balance Sheet	221,150	201,900
Amounts subject to an enforceable master netting agreement	21,509	20,904
Collateral	198,524	179,318
Net Amount	1,117	1,678
Derivative financial assets [member]
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	84,781	79,949
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	1,809	1,888
Net amount of financial instruments presented in the Consolidated Balance Sheet	82,972	78,061
Amounts subject to an enforceable master netting agreement	45,857	42,849
Collateral	15,132	14,214
Net Amount	21,983	20,998
Securities purchased under reverse repurchase agreements [member]
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	266,189	225,475
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	19,111	17,258
Net amount of financial instruments presented in the Consolidated Balance Sheet	247,078	208,217
Amounts subject to an enforceable master netting agreement	21,509	20,904
Collateral	216,312	184,116
Net Amount	$ 9,257	$ 3,197